Investments In Unconsolidated Businesses (Schedule Of Investments In Unconsolidated Businesses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Vodafone Omnitel [Member]
Schedule of Equity Method Investments [Line Items]
Ownership	23.10%
Equity method investee	$ 2,083	$ 2,002
Other [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investee	1,320	1,471
Total Investments In Unconsolidated Businesses [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investee	3,448	3,497
Total Equity Investees [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investee	3,403	3,473
Cost Investees [Member]
Schedule of Equity Method Investments [Line Items]
Cost method investee	$ 45	$ 24